Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Profit for the year	£ 160	£ 310	£ 266
Items that may be reclassified to the income statement
Currency translation adjustment disposed	4	(70)	4
Attributable tax	10	(13)	5
Items that are not reclassified to the income statement
Fair value gain on other financial assets	24	14	20
Attributable tax	(3)	(6)	(4)
Attributable tax	(61)	2	22
Other comprehensive income/(expense) for the year	117	(205)	(217)
Total comprehensive income for the year	277	105	49
Attributable to:
Equity holders of the company	276	105	47
Non-controlling interest	1		2
Group [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(6)	(109)	(113)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations	£ 149	£ (23)	(145)
Associates [member]
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations			(2)
Items that are not reclassified to the income statement
Remeasurement of retirement benefit obligations			£ (4)